Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 10,398,787	$ 11,523,519
Payments on behalf of third parties [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	890,797	673,257
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	6,875	15,168
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	3,963	5,371
Tax Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,380,337	3,334,086
Payments made in Advance [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	4,142,665	3,519,557
Advances for Purchase of Assets [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	981,417	735,958
Investment properties [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	857,416	876,470
Other Sundry Assets Measured at Cost [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,704,211	1,852,596
Assets Taken in Defense of Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	7,813	7,813
Others [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 423,293	$ 503,243